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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number: ____________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windham Capital Management, LLC
Address: 200 Clarendon St, 26th Floor
         Boston, MA 02116

13F File Number: 28-14140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Charles Cutrell
Title:   Managing Partner
Phone:   (617)419-3911

Signature, Place, and Date of Signing:

/s/ Charles Cutrell     Boston, MA      04/12/2012
---------------------  ---------------  -----------
    [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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       FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      __________________________________

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $729,786,264.8

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                          FORM 13F INFORMATION TABLE

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
        COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- ----------- ------------------- ---------- -------- -----------------------
                                                        VALUE      SHRS OR   SH/ PUT  INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------------------- --------------- --------- ----------- ---------- -------- ---------- -------- ------- ------ --------
iShares Tr MSCI EAFE
 Value Index                MSCI VAL IDX    464288877     209.291       4453    SH       SOLE                 277            4176
VANGUARD INDEX FDS
 VANGUARDLARGE
 CAP VIPER                  LARGE CAP ETF   922908637   397.40424       6168    SH       SOLE                   0            6168
PIMCO ETF TR 1-5 US
 TIP IDX                    1-5 US TIP IDX  72201R205  3432.26264   63489.87    SH       SOLE                4774        58715.87
iShares Tr S&P Natl Muni    S&P NTL
 Bond                       AMTFREE         464288414  9851.31728    90048.6    SH       SOLE                6890         83158.6
Vanguard Bond Index Fund
 Inc Short Term Bo          SHORT TRM BOND  921937827   7460.6432   92174.98    SH       SOLE               60940        31234.98
Vanguard Index Funds
 Value ETF                  VALUE ETF       922908744  5376.84314    93218.5    SH       SOLE                5922         87296.5
VANGUARD INTL EQTY
 IDX GLB EX US ETF          GLB EX US ETF   922042676  5582.38161  118748.81    SH       SOLE                7159        111589.8
iShares Tr iBoxx Inv Grade
 Corp Bond                  IBOXX INV CPBD  464287242 14606.29569  126319.26    SH       SOLE               84236        42083.26
iShares Tr Barclays 1-3Yr   BARCLYS 1-
 Cr                         3YR CR          464288646 15619.94033  148633.94    SH       SOLE               94087        54546.94
iShares Tr Barclays TIPS
 Bond                       BARCLYS TIPS BD 464287176 17699.59941  150442.83    SH       SOLE               84751        65691.83
SPDR Series Trust DB Int
 Govt ETF                   DB INT GVT ETF  78464a490  9956.57496  164707.61    SH       SOLE               84811        79896.61
Vanguard Intl Equity Index
 Fund All World             ALLWRLD EX US   922042775  8528.81846  192872.42    SH       SOLE               14890        177982.4
SPDR Series Trust Barclays
 High Yield Bond            BRCLYS YLD ETF  78464a417   8291.4033  210602.06    SH       SOLE              123824        86778.06
Vanguard Index Funds Mid
 Cap ETF                    MID CAP ETF     922908629 24507.38131  300409.18    SH       SOLE              246377        54032.18
PowerShares DB
 Commodity Index Track      UNIT BEN INT    73935s105   9734.9472     338019    SH       SOLE              330480            7539
SPDR Series Trust Barclays  NUVN BRCLY
 Muni ETF                   MUNI            78464a458    8221.316  344853.86    SH       SOLE               31506        313347.9
JPMorgan Chase & Co
 Alerian ML ETN             ALERIAN ML ETN  46625h365 13916.57926     355559    SH       SOLE              244510          111049
Vanguard Index Funds
 REIT ETF                   REIT ETF        922908553 23788.17432  373734.08    SH       SOLE              245328        128406.1
SPDR Series Trust Barclays  NUVN BR SHT
 Short Term Muni            MUNI            78464a425  9842.27788   403868.6    SH       SOLE               35179        368689.6
Vanguard Intl Equity Index
 Fund FTSE Small            FTSE SMCAP ETF  922042718 37721.83575  423983.77    SH       SOLE              330452        93531.77
SPDR Series Trust Barclays
 Intl ETF                   BRCLYS INTL ETF 78464a516 28825.59254  480907.45    SH       SOLE              253853        227054.5
Vanguard Index Funds
 Small Cap ETF              SMAll CAP ETF   922908751 39634.18766  503483.07    SH       SOLE              412569        90914.07
Vanguard Bond Index Fund
 Inc Total Bond Mk          TOTAL BND MRKT  921937835 42959.91871  515849.17    SH       SOLE              323713        192136.2
SPDR Index Funds DJ Intl
 Real Estate ETF            DJ INTL RL ETF  78463x863 20750.70535  563571.57    SH       SOLE              471632        91939.57
PowerShares Global ETF
 Trust Sovereign Deb        SOVEREIGN DEBT  73936t573 19655.53365  701482.29    SH       SOLE              368020        333462.3
Barclays Bank PLC DJ        DJUBS CMDT
 UBS Commodity ETN          ETN36           06738c778  33828.2804     799345    SH       SOLE              511279          288066
Vanguard Intl Equity Index
 Fund Emerg Mkt             EMR MKT ETF     922042858 56545.11273 1300784.74    SH       SOLE             1006275        294509.7
Vanguard Index Funds
 Stock Mkt ETF              STK MRK ETF     922908769 143413.6611 1984689.47    SH       SOLE             1513180        471509.5
Vanguard Tax-Managed
 Fund Europe Pac ETF        EUROPE PAC ETF  921943858 109427.9857 3215632.84    SH       SOLE             2545262        670370.8
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